General and administrative expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and administrative expenses
Salaries and related expenses	$ 238.8	$ 193.0	$ 115.3
Office equipment and maintenance	22.1	15.1	11.6
Depreciation and amortization	26.0	22.9	22.5
Consulting, legal fees and insurance	22.4	19.9	4.1
Travel and vehicle expenses	5.7	2.0	1.7
Other	23.3	14.8	8.0
Total general and administrative expenses	$ 338.3	$ 267.7	$ 163.2